Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Abraham Fortress Fund | Class K
Prospectus [Line Items]
Annual Return [Percent]	10.90%	10.57%	(6.10%)	9.87%	13.39%	8.76%